Income taxes	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Income taxes

Note 1 8	Income taxes

Total income taxes

$ millions, for the year ended October 31	2024	2023 (1)
Consolidated statement of income
Provision for (reversal of) current income taxes
Adjustments for prior years	$(38)	$607 (2)
Current income tax expense	2,294	1,411
	2,256	2,018
Provision for (reversal of) deferred income taxes
Adjustments for prior years	37	(11)
Effect of changes in tax rates and laws	4	(9)
Origination and reversal of temporary differences	(285)	(64)
	(244)	(84)
	2,012	1,934
OCI	578	(219)
Total comprehensive income	$2,590	$1,715

(1)	Certain prior year information has been restated to reflect the adoption of IFRS 17. See Note 1 to the consolidated financial statements for additional details.
(2)	The first quarter of 2023 included an income tax charge to recognize the Canada Recovery Dividend (CRD) tax and the retroactive impact of the 1.5% tax rate increase.

Components of income tax

$ millions, for the year ended October 31	2024	2023 (1)
Current income taxes
Federal	$1,242	$748
Provincial	795	481
Foreign	671	634
	2,708	1,863
Deferred income taxes
Federal	(116)	(35)
Provincial	(82)	(23)
Foreign	80	(90)
	(118)	(148)
	$2,590	$1,715

(1)	Certain prior year information has been restated to reflect the adoption of IFRS 17. See Note 1 to the consolidated financial statements for additional details.
We are subject to Canadian taxation on income of foreign branches. Earnings of foreign subsidiaries would generally only be subject to Canadian tax when distributed to Canada. Additional Canadian taxes that would be payable if all foreign subsidiaries’ retained earnings were distributed to the Canadian parent as dividends are estimated to be nil.
The effective rates of income tax in the consolidated statement of income are different from the combined Canadian federal and provincial income tax rates as set out in the following table:
Reconciliation of income taxes

$ millions, for the year ended October 31	2024		2023 (1)
Combined Canadian federal and provincial income tax rate applied to income before income taxes	$2,548	27.8%	$1,938	27.8%
Income taxes adjusted for the effect of:
Foreign operations subject to different tax rates	(485)	(5.4)	(332)	(4.8)
Tax-exempt income	(12)	(0.1)	(184)	(2.7)
Canada Recovery Dividend (CRD) tax	–	–	525	7.5
Other	(39)	(0.4)	(13)	(0.1)
Income taxes in the consolidated statement of income	$2,012	21.9%	$1,934	27.7%

(1)	Certain prior year information has been restated to reflect the adoption of IFRS 17. See Note 1 to the consolidated financial statements for additional details.
Deferred income taxes
Sources of and movement in deferred tax assets and liabilities
Deferred tax assets

$ millions, for the year ended October 31, 2024	Net asset Nov. 1, 2023	Recognized in net income	Recognized in OCI	Other (1)	Net asset Oct. 31, 2024
Allowance for credit losses	$401	$38	$–	$1	$440
Deferred compensation	427	255	–	46	728
Financial instruments revaluation	91	(19)	(59)	(5)	8
Deferred income	235	13	–	–	248
Other	158	31	2	6	197
	$1,312	$318	$(57)	$48	$1,621

Deferred tax liabilities
Intangible assets	$(392)	$(10)	$–	$–	$(402)
Property and equipment	(67)	(22)	–	(1)	(90)
Pension and employee benefits	(132)	(19)	(68)	1	(218)
Goodwill	(91)	(1)	–	(1)	(93)
Financial instruments revaluation	(13)	–	–	1	(12)
Other	(10)	(22)	1	(3)	(34)
	$(705)	$(74)	$(67)	$(3)	$(849)
Total net deferred tax assets	$607	$244	$(124)	$45	$772

(1)	Includes foreign currency translation adjustments.

Deferred tax assets

$ millions, for the year ended October 31, 2023	Net asset Nov. 1, 2022	Recognized in net income	Recognized in OCI	Other (1)	Net asset Oct. 31, 2023 (2)
Allowance for credit losses	$256	$142	$–	$3	$401
Deferred compensation	445	(20)	–	2	427
Financial instruments revaluation	125	(7)	(27)	–	91
Deferred income	236	(2)	–	1	235
Other	162	–	–	(4)	158
	$1,224	$113	$(27)	$2	$1,312

Deferred tax liabilities
Intangible assets	$(341)	$(50)	$–	$(1)	$(392)
Property and equipment	(69)	1	–	1	(67)
Pension and employee benefits	(241)	33	75	1	(132)
Goodwill	(89)	(2)	–	–	(91)
Financial instruments revaluation	(13)	–	–	–	(13)
Other	(16)	(11)	16	1	(10)
	$(769)	$(29)	$91	$2	$(705)
Total net deferred tax assets	$455	$84	$64	$4	$607

(1)	Includes foreign currency translation adjustments.
(2)	Certain prior year information has been restated to reflect the adoption of IFRS 17. See Note 1 to the consolidated financial statements for additional details.
Deferred tax assets and liabilities are assessed by entity for presentation in our consolidated balance sheet. As a result, the net deferred tax assets of $772 million (2023: $607 million) are presented in the consolidated balance sheet as deferred tax assets of $821 million (2023: $647 million) and deferred tax liabilities of $49 million (2023: $40 million).
The deferred tax effect of tax loss carryforwards related to operating losses is $12 million (2023: $4 million), of which $3 million relate to
the
U.S., $4 million relate to Canada, and
$
5

million relate to the Caribbean that expire in various years commencing in 2025.
The amount of unused operating tax losses for which deferred tax assets have not been recognized was $735 million as at October 31, 2024 (2023: $1,515 million), of which $3 million (2023: $756 million) relates to the U.S. region and $732 million (2023: $759 million) relates to the Caribbean region, which will generally expire within 7 years.
The amount of unused
capital tax losses for which deferred tax assets have not been recognized was $482 million as at October 31, 2024 (2023: $482 million). These unused capital tax losses relate to Canada.
Tax Examinations and Disputes
The CRA has reassessed CIBC’s 2011–2019 taxation years for approximately $1,847 million of income taxes related to the denial of deductions of certain dividends. Subsequent taxation years may also be similarly reassessed. CIBC filed a Notice of Appeal in 2021 and the matter is in litigation. CIBC is confident that its tax filings are appropriate and will defend its position vigorously. Accordingly, no amounts have been accrued in the consolidated financial statements.
CIBC has
potential aggregate exposure remaining in respect of foreign exchange capital loss matters of
approximately $
76
million. No amounts have been accrued in the consolidated financial statements.
In prior years, the CRA issued reassessments disallowing the deduction of Enron settlement payments and related legal expenses (the Enron expenses). The CRA later entered into a settlement agreement with CIBC in respect to the portion of the Enron expenses deductible in Canada. CIBC has also been in discussions with the Internal Revenue Service (IRS) as to the remaining portion that is deductible in the U.S. In the fourth quarter of 2024, CIBC accepted a proposal from the IRS as to the deductible portion of these expenses in the U.S. No adjustments to U.S. federal income taxes are required as a result.
Canadian Federal Tax Measures
In the third quarter of 2024, Bill C-59 was enacted, which included certain tax measures from the 2023 fall economic statement and 2023 federal budget. Bill C-59 included the denial of the dividends received deduction in respect of Canadian shares held by Canadian banks as mark-to-market property, as well as a
2
% tax on certain share buybacks, each with an application date of January 1, 2024. Additional proposals in respect of the buyback tax were released on August 12, 2024. The impact of the denial of the dividends received deduction has been recognized in income tax expense for the year.
Bill C-69, which included certain tax measures from the 2024 federal budget and the 2023 fall economic statement, as well as other tax measures, including the
Global Minimum Tax Act
(GMTA), was enacted on June 20, 2024. The GMTA implements the Organisation for Economic Co-operation and Development’s (OECD) Pillar Two
15% global minimum tax regime in Canada. Additional proposals in respect of the GMTA were released on August 12, 2024. The Pillar Two rules are in different stages of adoption globally by more than 135 OECD member countries. Canada and certain other countries have enacted Pillar Two legislation that will apply to CIBC beginning in fiscal year 2025. A number of other countries in which CIBC operates are in different stages of adopting the Pillar Two regime.
At this time, we estimate Pillar Two to increase the consolidated effective tax rate approximately within a
1% range for fiscal year 2025. This estimate is impacted by the different stages of adoption of Pillar Two across our global operations, the complexity in the application of Pillar Two, and the variables impacting the projections which form the basis of the estimate.